LOSS PER SHARE (Details Narrative)	12 Months Ended
	Sep. 30, 2022 USD ($) shares	Jun. 30, 2023 shares	Sep. 30, 2022 CAD ($) shares	Jun. 30, 2022 shares	Sep. 30, 2021 shares	Sep. 30, 2020 shares
Earnings Per Share [Abstract]
Convertible debentures	$ 73,000		$ 100,000
Stock issued during period shares conversion of convertible securities	2,778
Number of options	21,146	20,313	21,146	21,146	9,480
Number of warrants	274,276		274,276		52,083
Number of warrants					52,083
Number of warrants	274,276	279,746	274,276	274,276	52,083	20,022